Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group
Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”) (Formerly known as Guangzhou Shanghang Information Technology Co., Ltd.)	Significant influence exercised by a principal shareholder of the Company
Kingsoft Cloud Holdings Limited (“Kingsoft Cloud”)	Significant influence exercised by a principal shareholder of the Company
Shopline Limited (“Shopline Group”)	Investment with significant influence
Xiaomi Corporation (“Xiaomi Group”)	Controlled by a principal shareholder of the Company
Huya *	Investment with significant influence

*  Since April 3, 2020, Huya ceased to be a subsidiary of the Group and the Group accounted for the investment in Huya using the equity method.

Schedule of significant related party transactions

During the years ended December 31, 2019, 2020 and 2021, significant related party transactions are as follows:

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Disposal of investments to related parties	—	20,271	—
Bandwidth service provided by Guangzhou Sunhongs	13,434	14,229	3,287
Promotion expense charged from related parties	3,706	2,533	3,149
Bandwidth service provided by Kingsoft Cloud	1,727	2,126	448
Loan to related parties	24,675	723	34,035
Purchase of fixed assets from Kingsoft Cloud	2,435	427	—
Payments on behalf of related parties, net of repayments	(1,780)	335	55,301
Online games revenue shared from related parties	521	—	—
Repayment of loans from related parties	—	—	156
Others	2,014	850	2,396

Schedule of the amounts due from/to related parties

	December 31,
	2020	2021
	US$	US$

Amounts due from related parties, current
Amounts due from Shopline Group	—	56,316
Others	611	668

Total	611	56,984

Amounts due to related parties
Due to Huya	56	4,363
Due to Xiaomi Group	494	1,384
Due to Guangzhou Sunhongs	1,160	128
Others	2,112	1,056

Total	3,822	6,931

*Other receivables and payables from/to related parties are unsecured and payable on demand.